Offerings - Offering: 1	Feb. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares
Amount Registered | shares	5,100,000
Proposed Maximum Offering Price per Unit	25.37
Maximum Aggregate Offering Price	$ 129,387,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,868.34
Offering Note	This Registration Statement on Form S-8 (this "Registration Statement") registers common shares of BCE Inc. (the "Registrant") that are authorized for issuance under (i) the BCE Inc. Share Unit Plan for Senior Executives and Other Key Employees (1997) (the "Executive DSU Plan"), (ii) the Amended and Restated BCE Inc. Share Unit Plan for Non-Employee Directors (1997) (the "Director DSU Plan") and (iii) the BCE Inc. Restricted Share Unit Plan for Executives and Other Key Employees (2004) (the "RSU Plan"). In the event of any share dividend, share split or other similar transaction involving the common shares, the number of common shares registered hereby shall automatically be adjusted in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"). Amount Registered: Represents (i) 2,000,000 common shares reserved for issuance under the Executive DSU Plan; (ii) 100,000 common shares reserved for issuance under the Director DSU Plan and (iii) 3,000,000 common shares reserved for issuance under the RSU Plan. Proposed Maximum Offering Price Per Unit: Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the reported average of the high and low prices of the Registrant's common shares as reported on the New York Stock Exchange on February 6, 2026.